Equity (Details) - Schedule of equity distribution - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of equity distribution [Abstract]
Declared dividends per share to be paid in cash S/	S/ 0.23000	S/ 0.36000	S/ 0.38000
Declared dividends	S/ 98,465	S/ 154,119	S/ 161,396